CASH AND CASH EQUIVALENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS
4.	Cash and cash equivalents and restricted cash:

The following table is a reconciliation of cash and cash equivalents, and restricted cash reported in the consolidated balance sheets to the consolidated statements of cash flows.

	June 30, 2026	December 31, 2025
Cash and cash equivalents	$31,975	$49,125
Restricted cash	305	667
Total cash and cash equivalents, and restricted cash shown on the statements of cash flows	$32,280	$49,792

As of June 30, 2026, $305 in deposits served as collateral for the Company’s lease obligations and credit card facilities (2025 - $316). As of December 31, 2025, $351 of gross proceeds from the issuance of SAFE liabilities was held in a third-party trust account and recognized by the Company as restricted cash. The proceeds were released from the trust during the six months ended June 30, 2026.

4.Cash and cash equivalents and restricted cash:

The following table is a reconciliation of cash and cash equivalents, and restricted cash reported in the consolidated balance sheets to the consolidated statements of cash flows.

	As of December 31
	2025	2024
Cash and cash equivalents	$49,125	$6,392
Restricted cash	667	169
Total cash and cash equivalents, and restricted cash shown on the statements of cash flows	$49,792	$6,561

At December 31, 2025, $316 in deposits served as collateral for the Company’s lease obligations and credit card facilities (2024 - $169). At December 31, 2025, $351 of gross proceeds from the issuance of SAFE liabilities was held in a third-party trust account. The Company recognized these funds as restricted cash, with a corresponding liability recorded for the issued SAFE liabilities.

Spring Valley Acquisition III
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

NOTE 3. CASH AND CASH EQUIVALENTS

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $1,889,472 and $749,812 in cash and cash equivalents as of June 30, 2026 and December 31, 2025, respectively.